Financial risk management Classification and fair values (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 2,397	$ 2,599
Financial assets, at fair value	2,397	2,599
Financial liabilities	(12,552)	(13,296)
Financial liabilities, at fair value	(12,859)	(13,680)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	(2)	(3)
Financial liabilities at amortised cost, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		(13,293)
Other Liabilities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	(12,550)
Trade and Other Payables [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	(1,116)	(1,182)
Financial liabilities, at fair value	(1,116)	(1,182)
Trade and Other Payables [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
Trade and Other Payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		(1,182)
Trade and Other Payables [member] | Other Liabilities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	(1,116)
Non-Current Payables [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	(45)	(40)
Financial liabilities, at fair value	(45)	(40)
Non-Current Payables [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
Non-Current Payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		(40)
Non-Current Payables [member] | Other Liabilities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	(45)
Commodity Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	(2)	(2)
Financial liabilities, at fair value	(2)	(2)
Commodity Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	(2)	(2)
Commodity Derivatives [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		0
Commodity Derivatives [member] | Other Liabilities [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0
Interest rate swap contract [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		(1)
Financial liabilities, at fair value		(1)
Interest rate swap contract [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		(1)
Interest rate swap contract [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		0
Borrowings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	(11,389)	(12,071)
Financial liabilities, at fair value	(11,696)	(12,455)
Borrowings [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0	0
Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities		(12,071)
Cash And Cash Equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	617	932
Financial assets, at fair value	617	932
Receivables [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	1,488	1,403
Financial assets, at fair value	1,488	1,403
Commodity Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	7	6
Financial assets, at fair value	7	6
Foreign Currency Derivative [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		1
Financial assets, at fair value		1
Interest rate swap contract [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	26	24
Financial assets, at fair value	26	24
Embedded Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	259	233
Financial assets, at fair value	259	233
Financial assets at fair value through profit or loss, category [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	292	264
Financial assets at fair value through profit or loss, category [member] | Cash And Cash Equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Financial assets at fair value through profit or loss, category [member] | Receivables [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0	0
Financial assets at fair value through profit or loss, category [member] | Commodity Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	7	6
Financial assets at fair value through profit or loss, category [member] | Foreign Currency Derivative [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		1
Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	26	24
Financial assets at fair value through profit or loss, category [member] | Embedded Derivatives [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	259	233
Cash, Loans and Receivables [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	2,105	2,335
Cash, Loans and Receivables [member] | Cash And Cash Equivalents [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	617	932
Cash, Loans and Receivables [member] | Receivables [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 1,488	$ 1,403